IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 402		$ 380		$ 362
Increase (decrease) in present value of shareholders' equity	(679)		(651)		(608)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(101)		(124)		(148)
Increase (decrease) in present value of shareholders' equity	$ 159		$ 142		$ 83
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 26		$ 74		$ 77
Increase (decrease) in present value of shareholders' equity		(321)		(216)		(288)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(9)		(33)		(50)
Increase (decrease) in present value of shareholders' equity		$ 82		$ 57		$ 27